Contracted concessional assets (Tables)	9 Months Ended
Sep. 30, 2022
Contracted concessional assets [Abstract]
Movements of contracted concessional assets
The detail of contracted concessional assets included in the heading ‘Contracted concessional assets’ as of September 30, 2022 and December 31, 2021 is as follows:

	Financial assets under IFRIC 12	Financial assets under IFRS 16	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Property, plant and equipment under IAS 16 and other intangible assets under IAS 38	Balance as of September 30, 2022
	($ in thousands)
Contracted concessional assets cost	829,083	2,808	8,622,516	85,932	952,393	10,492,732
Amortization and impairment	(89,999)	-	(2,883,265)	(16,061)	(164,958)	(3,154,283)
Total	739,084	2,808	5,739,251	69,871	787,435	7,338,449

	Financial assets under IFRIC 12	Financial assets under IFRS 16	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Property, plant and equipment under IAS 16 and other intangible assets under IAS 38	Balance as of December 31, 2021
	($ in thousands)
Contracted concessional assets cost	874,525	2,843	9,202,539	82,818	856,410	11,019,135
Amortization and impairment	(62,889)	-	(2,769,345)	(14,105)	(151,228)	(2,997,567)
Total	811,636	2,843	6,433,194	68,713	705,182	8,021,568